UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 - June 30, 2021

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-02444

Registrant Name:  The Bond Fund of America

Reporting Period:  07/01/2020 - 06/30/2021

The Bond Fund of America

DIAMOND OFFSHORE DRILLING, INC. Meeting Date: MAR 30, 2021 Record Date: FEB 24, 2021 Meeting Type: WRITTEN CONSENT
Ticker: DOFSQ Security ID: 25271CAN2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan	Management	For	For
2	Opt Out of The Third-Party Release	Management	None	Against

NEIMAN MARCUS GROUP LTD LLC Meeting Date: AUG 31, 2020 Record Date: JUL 15, 2020 Meeting Type: WRITTEN CONSENT
Ticker: MYT940 Security ID: 64021VAC6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote On The Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	For	For
2	Opt Out Of The Third-Party Release (For = Opt Out, Against Or Abstain = Do Not Opt Out)	Management	For	Against

NEIMAN MARCUS GROUP LTD LLC Meeting Date: AUG 31, 2020 Record Date: JUL 15, 2020 Meeting Type: WRITTEN CONSENT
Ticker: MYT940 Security ID: 64021VAE2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote On The Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	For	For
2	Opt Out Of The Third-Party Release (For = Opt Out, Against Or Abstain = Do Not Opt Out)	Management	For	Against

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Principal Executive Officer

Date: August 26, 2021